GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Goodwill
	2024	2023
Balance as of January 1	$1,554.4	$1,236.7
Acquisitions	141.3	317.7

Balance as of December 31	$1,695.7	$1,554.4

Schedule of Other Intangible Assets, Net
	Useful	December 31,
	Life	2024	2023
Original amount:
Core technology	7 - 8	$230.5	$195.0
Trademarks and trade names	15–20	7.5	7.5
Customer relationship	1–4	79.6	63.9

		317.6	266.4

Accumulated amortization:
Core technology		63.1	53.6
Trademarks and trade names		7.1	6.9
Customer relationship		46.0	11.8

		116.2	72.3

Intangible assets, net:
Core technology		167.4	141.4
Trademarks and trade names		0.4	0.6
Customer relationship		33.6	52.1

		$201.4	$194.1

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
2025	$63.9
2026	29.1
2027	26.0
2028	24.8
2029	23.4
Thereafter	34.2

$201.4